Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	POPULAR TOTAL RETURN FUND INC
Entity Central Index Key	0001137184
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000232082
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND, INC.
Class Name	CLASS A
Trading Symbol	TRAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular Total Return Fund - A for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - A	$186	1.88%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 66,019,567
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 357,619
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$66,019,567 # of Portfolio Holdings42 Portfolio Turnover Rate21% Advisory Fees Paid$357,619
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	36.79%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	23.15%
U.S. Government and Agency Obligations -	16.95%
International Developed Markets -	13.66%
U.S. Mid-Cap Equities -	3.61%
International Emerging Markets -	2.94%
U.S. Small-Cap Equities -	2.90%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	36.77%
Vanguard FTSE Developed Markets ETF	13.65%
Vanguard Mid-Cap ETF	3.61%
Vanguard FTSE Emerging Markets ETF	2.94%
U.S. Treasury Note 11/30/2028	2.73%
Fannie Mae Pool CB1152 07/01/2051	2.70%
U.S. Treasury Note 05/31/2025	2.42%
U.S. Treasury Note 07/31/2026	2.12%
U.S. Treasury Bill 04/17/2025	2.04%
Ginnie Mae II Pool BD2093 04/20/2051	2.01%

C000232083
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND, INC.
Class Name	CLASS C
Trading Symbol	TRCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular Total Return Fund - C for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - C	$250	2.54%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.54%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 66,019,567
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 357,619
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$66,019,567 # of Portfolio Holdings42 Portfolio Turnover Rate21% Advisory Fees Paid$357,619
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	36.79%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	23.15%
U.S. Government and Agency Obligations -	16.95%
International Developed Markets -	13.66%
U.S. Mid-Cap Equities -	3.61%
International Emerging Markets -	2.94%
U.S. Small-Cap Equities -	2.90%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	36.77%
Vanguard FTSE Developed Markets ETF	13.65%
Vanguard Mid-Cap ETF	3.61%
Vanguard FTSE Emerging Markets ETF	2.94%
U.S. Treasury Note 11/30/2028	2.73%
Fannie Mae Pool CB1152 07/01/2051	2.70%
U.S. Treasury Note 05/31/2025	2.42%
U.S. Treasury Note 07/31/2026	2.12%
U.S. Treasury Bill 04/17/2025	2.04%
Ginnie Mae II Pool BD2093 04/20/2051	2.01%